Derivative instruments and hedging activities - Schedule of information about relevant transactions outstanding (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative liabilities arising from the transactions at reporting dates	[1],[2]	¥ 24,150,000	¥ 19,342,000
Interest rate contracts [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative liabilities arising from the transactions at reporting dates		¥ 14,221	¥ 19,401

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	The amounts reported include derivatives used for non-trading purposes other than those designated as formal fair value or net investment accounting hedges. These amounts have not been separately presented since such amounts were not significant as of March 31, 2025 and March 31, 2026.